Fair Value Measurements - Schedule of Fair Values of Investments Categorized Level 3 In Fair Value Hierarchy (Details) - Market and Income Approaches - Level 3 ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance as of January 1,	¥ 466,006	$ 66,405	¥ 485,324
Addition	492	70	0
Disposals	(44,970)	(6,408)	(13,741)
Conversion	341,037	48,597	6,509
Accrued interest	618	88	2,014
Net unrealized fair value change recognized in other comprehensive income	¥ (50,948)	$ (7,260)	¥ 653
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax	Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax	Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax
Foreign currency translation adjustments	¥ (2,056)	$ (293)	¥ 0
Balance as of September 30	¥ 710,179	$ 101,199	¥ 480,759